Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.8%)
	Nucor Corp.	6,489,379	964,646
	Fastenal Co.	13,068,773	776,285
	International Flavors & Fragrances Inc.	5,779,858	759,069
	LyondellBasell Industries NV Class A	5,994,476	616,352
	Albemarle Corp.	2,657,477	587,701
	International Paper Co.	8,546,178	394,406
	FMC Corp.	2,878,060	378,666
	Celanese Corp.	2,452,981	350,457
	Eastman Chemical Co.	3,052,592	342,074
	Avery Dennison Corp.	1,872,593	325,775
	Mosaic Co.	4,179,367	277,928
	CF Industries Holdings Inc.	2,353,486	242,550
	Westlake Corp.	363,086	44,805
			6,060,714
Consumer Discretionary (13.7%)
*	Dollar Tree Inc.	5,107,778	818,011
*	Aptiv plc	6,142,357	735,302
*	Trade Desk Inc. Class A	10,004,341	692,801
*	Expedia Group Inc.	3,411,143	667,458
*	Southwest Airlines Co.	13,450,338	616,025
*	Copart Inc.	4,847,390	608,202
	Tractor Supply Co.	2,560,603	597,568
*	Delta Air Lines Inc.	14,530,735	574,981
	DR Horton Inc.	7,644,097	569,562
	Paramount Global Class B	13,156,349	497,442
	Lennar Corp. Class A	6,040,428	490,301
*	Ulta Beauty Inc.	1,228,880	489,365
*	Hilton Worldwide Holdings Inc.	3,169,083	480,877
*	AutoZone Inc.	234,248	478,939
*	Chipotle Mexican Grill Inc.	302,368	478,355
	VF Corp.	7,945,462	451,779
	Best Buy Co. Inc.	4,916,102	446,874
	Garmin Ltd.	3,502,015	415,374
*	Royal Caribbean Cruises Ltd.	4,918,184	412,045
	Genuine Parts Co.	3,223,473	406,222
	Omnicom Group Inc.	4,747,294	402,950
*	Take-Two Interactive Software Inc.	2,620,635	402,896
*	Live Nation Entertainment Inc.	3,315,902	390,083
	Darden Restaurants Inc.	2,900,353	385,602
*	Carnival Corp.	19,037,577	384,940
	MGM Resorts International	8,759,043	367,354

		Shares	Market Value ($000)
*	Etsy Inc.	2,878,753	357,771
*	Caesars Entertainment Inc.	4,619,084	357,332
*	CarMax Inc.	3,671,246	354,202
*	United Airlines Holdings Inc.	7,348,753	340,688
	Domino's Pizza Inc.	826,218	336,279
*	NVR Inc.	72,967	325,963
*,1	AMC Entertainment Holdings Inc. Class A	11,670,652	287,565
	Advance Auto Parts Inc.	1,387,273	287,110
*	Burlington Stores Inc.	1,516,004	276,170
	Fox Corp. Class A	6,962,254	274,661
*	LKQ Corp.	5,539,790	251,562
*	Lyft Inc. Class A	6,491,597	249,277
	News Corp. Class A	11,150,810	246,990
	Hasbro Inc.	2,997,579	245,562
	Whirlpool Corp.	1,330,906	229,954
	PulteGroup Inc.	5,364,047	224,754
*	Carvana Co.	1,881,472	224,441
	BorgWarner Inc.	5,449,094	211,970
	Rollins Inc.	5,586,435	195,805
*	Wayfair Inc. Class A	1,712,681	189,731
*	Wynn Resorts Ltd.	2,363,554	188,470
*	Las Vegas Sands Corp.	4,770,495	185,429
	Pool Corp.	432,358	182,823
*	Discovery Inc. Class C	7,126,359	177,945
*,1	Lucid Group Inc.	6,540,909	166,139
*	Liberty Media Corp.-Liberty SiriusXM Class C	3,496,091	159,876
	Interpublic Group of Cos. Inc.	4,476,387	158,688
*	ROBLOX Corp. Class A	3,336,125	154,262
*	American Airlines Group Inc.	7,369,526	134,494
*,1	DraftKings Inc. Class A	6,830,830	132,996
	Bath & Body Works Inc.	2,779,798	132,874
	Fox Corp. Class B	3,601,548	130,664
*,1	GameStop Corp. Class A	736,801	122,736
*	Vail Resorts Inc.	459,331	119,550
	Warner Music Group Corp. Class A	2,648,823	100,258
*	Endeavor Group Holdings Inc. Class A	3,299,659	97,406
	Lear Corp.	677,847	96,654
*,1	Discovery Inc. Class A	3,655,617	91,098
*	Peloton Interactive Inc. Class A	3,269,462	86,379
*,1	Chewy Inc. Class A	1,939,894	79,109
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,715,437	78,413
[1]	Sirius XM Holdings Inc.	10,994,673	72,785
*,1	QuantumScape Corp. Class A	2,297,051	45,918
	Lennar Corp. Class B	212,879	14,550
	News Corp. Class B	355,310	8,002
[1]	Paramount Global Class A	190,536	7,700
			21,654,313
Consumer Staples (4.7%)
	Corteva Inc.	16,496,793	948,236
	Kroger Co.	15,025,097	861,990
	Tyson Foods Inc. Class A	6,640,738	595,209
	Archer-Daniels-Midland Co.	6,382,439	576,079
	McCormick & Co. Inc. (Non-Voting)	5,670,722	565,938
	AmerisourceBergen Corp.	3,561,541	551,006
	Church & Dwight Co. Inc.	5,510,737	547,657
	McKesson Corp.	1,700,678	520,628
	Clorox Co.	2,794,214	388,479
	Kellogg Co.	5,818,374	375,227

		Shares	Market Value ($000)
	Conagra Brands Inc.	10,892,482	365,661
	J M Smucker Co.	2,337,538	316,526
	Hormel Foods Corp.	5,710,026	294,295
	Campbell Soup Co.	4,453,582	198,496
	Molson Coors Beverage Co. Class B	2,050,161	109,438
	Lamb Weston Holdings Inc.	1,648,742	98,776
	Albertsons Cos. Inc. Class A	1,644,511	54,680
*	Olaplex Holdings Inc.	1,471,728	23,003
			7,391,324
Energy (6.4%)
	Occidental Petroleum Corp.	20,146,769	1,143,128
	Valero Energy Corp.	9,293,828	943,695
	Devon Energy Corp.	15,081,338	891,760
	Baker Hughes Co.	20,563,391	748,713
*	Cheniere Energy Inc.	5,198,715	720,802
	ONEOK Inc.	10,125,937	715,195
	Halliburton Co.	18,362,655	695,394
	Hess Corp.	6,329,542	677,514
	Pioneer Natural Resources Co.	2,620,796	655,278
*	Enphase Energy Inc.	2,737,082	552,288
	Marathon Petroleum Corp.	6,417,314	548,680
	Williams Cos. Inc.	13,794,259	460,866
	Phillips 66	4,978,057	430,054
*	Plug Power Inc.	13,086,918	374,417
	Diamondback Energy Inc.	2,014,758	276,183
	Coterra Energy Inc.	8,770,642	236,544
	Continental Resources Inc.	413,280	25,347
			10,095,858
Financials (11.5%)
	MSCI Inc.	1,753,048	881,573
	Arthur J Gallagher & Co.	4,734,932	826,719
	Ameriprise Financial Inc.	2,540,579	763,088
*	SVB Financial Group	1,333,995	746,304
	Discover Financial Services	6,539,252	720,560
	Fifth Third Bancorp	15,523,525	668,133
	First Republic Bank	4,065,925	659,086
	Willis Towers Watson plc	2,673,577	631,552
	Apollo Global Management Inc.	9,535,887	591,130
	American International Group Inc.	9,250,088	580,628
	Hartford Financial Services Group Inc.	7,530,455	540,762
	Northern Trust Corp.	4,479,497	521,637
	State Street Corp.	5,846,456	509,343
	M&T Bank Corp.	2,929,818	496,604
	Huntington Bancshares Inc.	32,655,510	477,424
	Regions Financial Corp.	21,279,666	473,685
	KeyCorp	21,065,659	471,450
	Cincinnati Financial Corp.	3,460,601	470,503
	Raymond James Financial Inc.	4,242,472	466,290
	Nasdaq Inc.	2,613,228	465,677
	Principal Financial Group Inc.	5,931,620	435,440
	Citizens Financial Group Inc.	9,585,553	434,513
*	Markel Corp.	293,554	433,063
	Broadridge Financial Solutions Inc.	2,651,551	412,873
*	Arch Capital Group Ltd.	8,329,482	403,314
	FactSet Research Systems Inc.	858,202	372,588
	Ally Financial Inc.	7,673,640	333,650
	Loews Corp.	4,791,245	310,569

		Shares	Market Value ($000)
	W R Berkley Corp.	4,515,516	300,688
	Fidelity National Financial Inc.	6,126,434	299,215
	MarketAxess Holdings Inc.	816,145	277,653
	Cboe Global Markets Inc.	2,420,484	276,952
	Equitable Holdings Inc.	8,845,983	273,429
	Everest Re Group Ltd.	891,567	268,701
	Annaly Capital Management Inc.	33,156,125	233,419
	Tradeweb Markets Inc. Class A	2,429,885	213,514
	Franklin Resources Inc.	6,841,405	191,012
	Interactive Brokers Group Inc. Class A	2,117,879	139,589
	Ares Management Corp. Class A	1,711,766	139,047
*	Alleghany Corp.	145,958	123,626
	Lincoln National Corp.	1,762,608	115,204
	Globe Life Inc.	1,015,179	102,127
[1]	Rocket Cos. Inc. Class A	1,533,399	17,051
[1]	UWM Holdings Corp. Class A	1,024,735	4,642
			18,074,027
Health Care (11.0%)
*	Dexcom Inc.	2,203,996	1,127,564
*	Centene Corp.	13,234,739	1,114,233
*	IQVIA Holdings Inc.	4,334,846	1,002,260
	ResMed Inc.	3,320,410	805,233
	West Pharmaceutical Services Inc.	1,686,586	692,698
*	Veeva Systems Inc. Class A	3,156,590	670,649
	Cerner Corp.	6,660,467	623,153
	Zimmer Biomet Holdings Inc.	4,749,780	607,497
*	Laboratory Corp. of America Holdings	2,172,986	572,929
	STERIS plc	2,273,526	549,670
*	Horizon Therapeutics plc	5,150,426	541,876
*	IDEXX Laboratories Inc.	956,529	523,279
	PerkinElmer Inc.	2,865,425	499,902
	Cooper Cos. Inc.	1,119,391	467,446
*	Seagen Inc.	3,127,119	450,461
*	Alnylam Pharmaceuticals Inc.	2,729,504	445,701
*	Hologic Inc.	5,676,267	436,051
*	Catalent Inc.	3,864,119	428,531
*	Insulet Corp.	1,571,722	418,691
*	Avantor Inc.	11,772,538	398,147
	Teleflex Inc.	1,063,715	377,438
	Quest Diagnostics Inc.	2,702,090	369,808
	Cardinal Health Inc.	6,291,274	356,715
*	Incyte Corp.	4,271,739	339,262
*	ABIOMED Inc.	981,854	325,229
*	BioMarin Pharmaceutical Inc.	4,176,057	321,974
	Royalty Pharma plc Class A	7,864,745	306,410
	Viatris Inc.	27,461,943	298,786
*	Exact Sciences Corp.	3,953,662	276,440
*	Henry Schein Inc.	3,114,819	271,581
*	Bio-Rad Laboratories Inc. Class A	479,836	270,258
*	Elanco Animal Health Inc.	10,205,449	266,260
	DENTSPLY SIRONA Inc.	4,964,052	244,331
*	Teladoc Health Inc.	3,279,685	236,564
	Universal Health Services Inc. Class B	1,577,429	228,648
*	Charles River Laboratories International Inc.	573,172	162,764
*	DaVita Inc.	1,312,092	148,411
*	agilon health Inc.	4,022,509	101,971
*	10X Genomics Inc. Class A	953,865	72,561
*	GoodRx Holdings Inc. Class A	779,377	15,065

		Shares	Market Value ($000)
*,1	Ginkgo Bioworks Holdings Inc.	2,025,508	8,163
*	Novocure Ltd.	397	33
*	Oak Street Health Inc.	487	13
			17,374,656
Industrials (14.2%)
	Carrier Global Corp.	19,425,290	891,038
	Cintas Corp.	2,002,081	851,665
	Verisk Analytics Inc.	3,662,082	785,993
*	TransDigm Group Inc.	1,196,359	779,476
*	Mettler-Toledo International Inc.	517,829	711,078
	Old Dominion Freight Line Inc.	2,347,343	701,104
	AMETEK Inc.	5,261,012	700,662
	Equifax Inc.	2,772,032	657,249
	Ball Corp.	7,299,952	656,996
*	Keysight Technologies Inc.	4,105,254	648,507
	PACCAR Inc.	7,102,684	625,533
*	United Rentals Inc.	1,644,511	584,147
	Vulcan Materials Co.	3,013,109	553,508
	Martin Marietta Materials Inc.	1,416,719	545,281
	Stanley Black & Decker Inc.	3,708,195	518,369
	Dover Corp.	3,270,839	513,195
	WW Grainger Inc.	986,394	508,772
*	Bill.com Holdings Inc.	2,234,399	506,739
*	Teledyne Technologies Inc.	1,059,388	500,699
*	Zebra Technologies Corp. Class A	1,205,295	498,631
	Fortive Corp.	7,746,143	471,973
*	Ingersoll Rand Inc.	9,259,438	466,213
	TransUnion	4,357,394	450,293
*	FleetCor Technologies Inc.	1,751,609	436,256
*	Generac Holdings Inc.	1,448,276	430,515
*	Waters Corp.	1,374,108	426,509
	Synchrony Financial	11,835,974	412,010
*	Trimble Inc.	5,704,474	411,521
	Jacobs Engineering Group Inc.	2,934,177	404,359
	Expeditors International of Washington Inc.	3,846,580	396,813
	Westinghouse Air Brake Technologies Corp.	3,996,901	384,382
	JB Hunt Transport Services Inc.	1,907,662	383,039
	Otis Worldwide Corp.	4,824,424	371,239
	Rockwell Automation Inc.	1,319,125	369,395
	Textron Inc.	4,920,248	365,968
	Crown Holdings Inc.	2,903,414	363,188
	Xylem Inc.	4,094,657	349,110
	Packaging Corp. of America	2,123,815	331,549
	CH Robinson Worldwide Inc.	2,924,528	315,001
	Westrock Co.	5,977,383	281,116
	Masco Corp.	5,447,804	277,838
	Snap-on Inc.	1,213,409	249,331
	Fortune Brands Home & Security Inc.	3,082,235	228,948
	HEICO Corp. Class A	1,663,591	210,993
*,1	Affirm Holdings Inc. Class A	4,318,744	199,871
	Jack Henry & Associates Inc.	826,795	162,920
	Cognex Corp.	1,875,944	144,729
	HEICO Corp.	927,388	142,391
	Hubbell Inc. Class B	617,769	113,527
*	Mohawk Industries Inc.	591,217	73,429
*	Marqeta Inc. Class A	1,848,244	20,405
*,1	Aurora Innovation Inc.	1,096,058	6,127

		Shares	Market Value ($000)
	Western Union Co.	1,817	34
			22,389,634
Real Estate (9.7%)
	Welltower Inc.	10,155,829	976,381
	Realty Income Corp.	13,426,887	930,483
	Digital Realty Trust Inc.	6,458,012	915,746
	SBA Communications Corp.	2,470,016	849,933
	AvalonBay Communities Inc.	3,172,835	788,037
	Alexandria Real Estate Equities Inc.	3,631,814	730,903
	Equity Residential	8,108,564	729,122
*	CBRE Group Inc. Class A	7,219,056	660,688
	Weyerhaeuser Co.	16,946,830	642,285
	Extra Space Storage Inc.	3,040,727	625,173
*	CoStar Group Inc.	8,968,896	597,418
	Ventas Inc.	9,071,116	560,232
	Invitation Homes Inc.	13,797,611	554,388
	Mid-America Apartment Communities Inc.	2,618,783	548,504
	Simon Property Group Inc.	3,892,357	512,078
	Essex Property Trust Inc.	1,477,846	510,566
	Duke Realty Corp.	8,691,168	504,609
	Sun Communities Inc.	2,633,158	461,566
	Healthpeak Properties Inc.	12,245,983	420,405
	UDR Inc.	7,226,432	414,580
	Boston Properties Inc.	3,199,138	412,049
	Camden Property Trust	2,348,216	390,274
	Iron Mountain Inc.	6,574,564	364,297
	WP Carey Inc.	4,328,311	349,901
	VICI Properties Inc.	8,494,436	241,752
*	Zillow Group Inc. Class C	3,739,900	184,340
*	Host Hotels & Resorts Inc.	8,107,988	157,538
	Regency Centers Corp.	1,946,071	138,833
*	Zillow Group Inc. Class A	976,232	47,084
*	Opendoor Technologies Inc.	5,283,816	45,705
			15,264,870
Technology (16.3%)
*	Synopsys Inc.	3,476,331	1,158,557
*	Cadence Design Systems Inc.	6,297,329	1,035,659
	Amphenol Corp. Class A	13,599,627	1,024,732
	Microchip Technology Inc.	12,624,553	948,609
*	Datadog Inc. Class A	5,547,905	840,341
	Marvell Technology Inc.	9,579,532	686,948
*	Cloudflare Inc. Class A	5,675,103	679,310
*	Palo Alto Networks Inc.	1,084,584	675,164
*	Match Group Inc.	6,151,054	668,866
*	Twitter Inc.	17,267,114	668,065
*	MongoDB Inc.	1,439,926	638,737
	Corning Inc.	17,285,413	638,005
*	ANSYS Inc.	1,980,740	629,182
*	ON Semiconductor Corp.	9,820,296	614,849
	CDW Corp.	3,081,733	551,291
*	Fortinet Inc.	1,578,531	539,447
*	Palantir Technologies Inc. Class A	39,147,272	537,492
*	Splunk Inc.	3,605,473	535,809
*	Gartner Inc.	1,775,003	527,992
*	Okta Inc.	3,372,606	509,129
	Skyworks Solutions Inc.	3,724,029	496,339
	Hewlett Packard Enterprise Co.	29,524,600	493,356

		Shares	Market Value ($000)
*	HubSpot Inc.	1,026,101	487,336
	Monolithic Power Systems Inc.	997,756	484,590
*	VeriSign Inc.	2,126,359	473,030
*	Unity Software Inc.	4,674,089	463,716
*	Zscaler Inc.	1,908,394	460,457
*	DocuSign Inc.	4,213,434	451,343
*	Akamai Technologies Inc.	3,689,421	440,480
	Teradyne Inc.	3,687,896	436,020
	Seagate Technology Holdings plc	4,721,841	424,494
	NetApp Inc.	5,047,041	418,904
*	Tyler Technologies Inc.	938,940	417,725
*	Paycom Software Inc.	1,162,170	402,552
	SS&C Technologies Holdings Inc.	4,907,711	368,177
*	EPAM Systems Inc.	1,226,315	363,737
*	ZoomInfo Technologies Inc. Class A	5,952,374	355,595
*	Western Digital Corp.	6,750,382	335,156
	NortonLifeLock Inc.	12,557,757	333,032
*	Twilio Inc. Class A	1,948,493	321,131
*	GoDaddy Inc. Class A	3,795,947	317,721
*	Pinterest Inc. Class A	12,725,122	313,165
*	Qorvo Inc.	2,462,266	305,567
	Citrix Systems Inc.	2,850,676	287,633
*	RingCentral Inc. Class A	1,893,604	221,949
*	AppLovin Corp. Class A	3,702,596	203,902
	Bentley Systems Inc. Class B	4,611,096	203,718
*	Black Knight Inc.	3,350,248	194,281
*	IAC/InterActiveCorp	1,807,356	181,242
*	Coupa Software Inc.	1,695,812	172,345
	Leidos Holdings Inc.	1,595,069	172,299
*	Zendesk Inc.	1,383,555	166,428
*	Dropbox Inc. Class A	6,447,806	149,912
*	F5 Inc.	689,579	144,088
*	UiPath Inc. Class A	6,534,789	141,086
*	Qualtrics International Inc. Class A	1,839,499	52,518
*,1	HashiCorp Inc. Class A	173,797	9,385
*,1	Gitlab Inc. Class A	121,532	6,617
*	Toast Inc. Class A	251,430	5,464
*	IPG Photonics Corp.	156	17
*	Bumble Inc. Class A	378	11
			25,784,702
Telecommunications (2.0%)
	Motorola Solutions Inc.	3,819,356	925,048
*	Arista Networks Inc.	5,240,950	728,387
*	Liberty Broadband Corp. Class C	3,154,696	426,894
*	Roku Inc.	2,704,342	338,773
	Lumen Technologies Inc.	23,239,029	261,904
*	DISH Network Corp. Class A	5,611,033	177,589
	Juniper Networks Inc.	3,663,987	136,154
*	Liberty Broadband Corp. Class A	574,656	75,314
*	Altice USA Inc. Class A	969	12
			3,070,075
Utilities (6.4%)
	Waste Connections Inc.	5,843,100	816,281
	Consolidated Edison Inc.	8,039,735	761,202
	WEC Energy Group Inc.	7,161,947	714,834
	Eversource Energy	7,820,894	689,725
	American Water Works Co. Inc.	4,126,096	682,993

			Shares	Market Value ($000)
		Edison International	8,626,357	604,708
		FirstEnergy Corp.	12,949,831	593,879
		Ameren Corp.	5,784,546	542,359
		Entergy Corp.	4,601,378	537,211
*		PG&E Corp.	44,757,089	534,400
		DTE Energy Co.	3,959,483	523,483
		PPL Corp.	16,697,901	476,892
		CMS Energy Corp.	6,579,270	460,154
		CenterPoint Energy Inc.	14,279,844	437,534
		AES Corp.	14,381,521	370,036
		Alliant Energy Corp.	5,687,406	355,349
		Evergy Inc.	5,154,693	352,272
		NiSource Inc.	9,204,498	292,703
		Vistra Corp.	10,957,937	254,772
		Avangrid Inc.	1,756,740	82,110
				10,082,897
Total Common Stocks (Cost $101,356,042)				157,243,070
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $1,066,889)	0.312%	10,671,437	1,067,037
Total Investments (100.4%) (Cost $102,422,931)				158,310,107
Other Assets and Liabilities—Net (-0.4%)				(567,182)
Net Assets (100%)				157,742,925
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $662,593,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $712,953,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	521	53,830	1,000
E-mini S&P 500 Index	June 2022	357	80,874	2,842
E-mini S&P Mid-Cap 400 Index	June 2022	123	33,077	638
				4,480

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ameren Corp.	1/31/23	GSI	1,327	(0.323)	88	—
CRSP US Mid Cap TR Index	8/31/22	BANA	105,809	(0.609)	2,725	—
DocuSign Inc.	8/31/22	BANA	6,395	(0.203)	—	(612)
DraftKings Inc. Class A	8/31/22	BANA	3,055	(0.199)	—	(543)
Hormel Foods Corp.	1/31/23	GSI	22,136	(0.323)	1,055	—
Palantir Technologies Inc. Class A	8/31/22	BANA	3,176	(0.213)	503	—
Palo Alto Networks Inc.	8/31/22	BANA	20,205	(0.208)	958	—
Pinterest Inc. Class A	8/31/22	BANA	5,537	(0.203)	—	(444)
Sirius XM Holdings Inc.	1/31/23	GSI	15,444	(0.321)	938	—
State Street Corp.	8/31/23	BANA	174,927	(0.809)	4,727	—
					10,994	(1,599)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At March 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $2,220,000 and cash of $19,280,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	157,243,070	—	—	157,243,070
Temporary Cash Investments	1,067,037	—	—	1,067,037
Total	158,310,107	—	—	158,310,107

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,480	—	—	4,480
Swap Contracts	—	10,994	—	10,994
Total	4,480	10,994	—	15,474
Liabilities
Swap Contracts	—	1,599	—	1,599
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.